Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	12.07%	7.43%	2.65%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	16.62%	7.83%	2.46%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	19.01%	9.05%	3.66%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	18.81%	8.91%	3.48%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	18.56%	8.65%	3.23%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.62%	7.83%	2.46%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	9.75%	6.29%	4.18%
FTSE Gold Mines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	25.52%	7.89%	5.58%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.99%	13.15%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	9.75%	6.29%	4.18%
FTSE Gold Mines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	25.52%	7.89%	5.58%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.99%	13.15%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	9.75%	6.29%	4.18%
FTSE Gold Mines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	25.52%	7.89%	5.58%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.99%	13.15%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	9.75%	6.29%	4.18%
FTSE Gold Mines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	25.52%	7.89%	5.58%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.99%	13.15%